Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories Related to Real Estate Business

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$667,630	$678,080	$22,066
Construction in progress	2,956,958	3,023,070	98,375
Land held for construction	1,787,526	1,787,526	58,169

	$5,412,114	$5,488,676	$178,610